DEFERRED INCOME TAX	12 Months Ended
Dec. 31, 2025
Deferred income tax [Abstract]
DEFERRED INCOME TAX	INCOME TAX EXPENSE
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2025	2024	2023

Current tax
Current tax	(139,695)	(322,832)	(578,902)
Recovery of income tax	552	—	13,429

Deferred tax (Note 20)
Deferred tax	221,834	(256,830)	102,431
Write-down of deferred tax assets	(427,835)	—	—
Recognition of previously unrecognized deferred tax assets (1)	—	25,438	128,634

Income tax expense	(345,144)	(554,224)	(334,408)
(1) For 2024 and 2023, it includes the recognition of previously unrecognized tax losses and temporary differences in Ternium Investments S.à r.l. and Ternium Brasil Ltda, respectively.

As of September 30, 2025, Ternium assessed the recoverability of Usiminas’ accumulated deferred tax assets (DTA), and, based on these analyses and on applicable accounting standards, Management concluded that a $405 million write-down of DTA should be recognized as an income tax charge. As of September 30, 2025, and before recognizing the write-down, Usiminas held DTA amounting to $776 million, primarily stemming from temporary differences and tax losses recognized during the July 2023 business combination (see note 3 (d)). Ternium conducted a comprehensive recoverability assessment regarding the future availability of taxable profits needed to utilize DTA, as required under IAS 12, incorporating historical performance and updated forecasts in its projections. As of December 31, 2025, DTA amounted to $582 million and no additional write-down should be recognized.

As of December 31, 2025, Ternium assessed the recoverability of Las Encinas S.A. de C.V. accumulated deferred tax assets (DTA), and, based on these analyses and on applicable accounting standards, Management concluded that a $22.8 million write-down of DTA should be recognized as an income tax charge.
11.    INCOME TAX EXPENSE (continued)
Income tax expense for the years ended December 31, 2025, 2024 and 2023 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2025	2024	2023

Income before income tax	648,239	728,005	1,320,782

Income tax expense at statutory tax rate	(187,988)	(327,243)	(643,686)
Non taxable income	25,525	—	39,755
Non deductible expenses	—	(5,793)	—
Current tax expense related to Pillar II	(15,637)	(21,436)	—
Effect of currency translation on tax base (1)	304,263	(170,078)	180,582
Recognition of previously unrecognized deferred tax assets	—	25,438	128,634
Provision for tax losses	(44,024)	(55,112)	(53,122)
Write-down of deferred tax assets	(427,835)	—	—
Recovery of income tax	552	—	13,429

Income tax expense	(345,144)	(554,224)	(334,408)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico, Brazil, and Argentina.
Tax rates used to perform the reconciliation between tax expense (income) and accounting profit are those in effect at each relevant date or period in each applicable jurisdiction.

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules (the Global Anti-Base Erosion rules, or “GloBE”) to reform international corporate taxation. Following Pillar Two OECD’s initiative, the European Union adopted in December 2022 a directive to impose a global minimum taxation for multinational companies in the Union, to be effective as from 2024.

In May 2023, the IASB made narrow-scope amendments to IAS 12 setting an exception that provides relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax laws that implement the Pillar Two model rules, including tax laws that implement qualified domestic minimum top-up taxes as per described in those rules.

On December 20, 2023, the Luxembourg Parliament approved the Pillar Two law transposing the EU Pillar Two Directive into domestic legislation. The law enters into force as from fiscal years starting on or after December 31, 2023.

The Company is within the scope of the rules and therefore is required to calculate its GloBE effective tax rate for each jurisdiction where it operates and is liable to pay a top-up tax for the difference between its GloBE effective tax rate per jurisdiction and the 15% minimum rate, as from 2024. Some jurisdictions in which the Company operates have implemented Qualified Domestic Minimum Top-up Taxes (“QDMTTs”) aligned with the Pillar Two framework, with legislation enacted and effective from 2025 in both the jurisdiction and Luxembourg. These domestic minimum taxes are intended to be treated as qualified under the OECD GloBE rules and, where applicable, are expected to reduce or eliminate exposure to additional top-up taxes under the Income Inclusion Rule (“IIR”) or the Undertaxed Payments Rule (“UTPR”) in Luxembourg.

The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.
DEFERRED INCOME TAX
Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of the applicable country.
Changes in deferred income tax are as follows:

	As of December 31,
	2025	2024

At the beginning of the year	1,105,691	1,542,565

Translation differences	124,790	(263,349)
Write-down of deferred tax assets	(427,835)	—
Recognition of previously unrecognized tax losses	—	25,438
Charges directly to other comprehensive income	(9,579)	57,867
Deferred tax credit (note 11)	221,834	(256,830)

At the end of the year	1,014,901	1,105,691
20.    DEFERRED INCOME TAX (continued)

The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Credits (Charges) directly to OCI	Write-down of deferred tax assets	Income statement credit (charge)	Total as of December 31, 2025

Property, pland and equipment	130,338	41,131	—	(217,205)	163,092	117,356
Inventories	(37,913)	3,333	—	(7,582)	9,311	(32,851)
Intangible assets	152,401	19,378	—	(10,240)	19,191	180,730
Provisions	267,268	25,880	—	(123,027)	(37,655)	132,466
Trade receivables	41,308	3,337	—	(5,818)	(7,107)	31,720
Tax losses (1)	314,060	27,855	—	(63,963)	43,999	321,951
Other (2)	238,229	3,876	(9,579)	—	31,003	263,529

At the end of the year	1,105,691	124,790	(9,579)	(427,835)	221,834	1,014,901
(1) As of December 31, 2025, the recognized deferred tax assets on tax losses amount to $322.0 million, mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, connected to Usinas Siderúrgicas de Minas Gerais S.A., there are $338.1 million of net unrecognized deferred tax assets stemming from temporary differences, and $379.1 million of unrecognized deferred tax assets related to tax losses, and $843.7 million of net unrecognized deferred tax assets connected to Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium S.A. as of December 31, 2024, amounted to $2.2 billion and the estimated tax loss for the fiscal year 2025 amounted to $26.4 million, with approximately 90% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2024, amounted to $2.5 billion and the estimated tax result for fiscal year 2025 amounted to $23.4 million, with approximately 98% of the referred tax losses generated before 2017.
(2) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2024

Property, pland and equipment	323,538	(81,642)	—	—	(111,558)	130,338
Inventories	17,831	(15,440)	—	—	(40,304)	(37,913)
Intangible assets	134,328	(34,905)	—	—	52,978	152,401
Provisions	354,097	(48,805)	—	—	(38,024)	267,268
Trade receivables	42,674	(5,608)	—	—	4,242	41,308
Tax losses (3)	382,971	(65,362)	—	25,438	(28,987)	314,060
Other (4)	287,126	(11,587)	57,867	—	(95,177)	238,229

At the end of the year	1,542,565	(263,349)	57,867	25,438	(256,830)	1,105,691
(3) As of December 31, 2024, the recognized deferred tax assets on tax losses amount to $314.1 million, mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, connected to Usinas Siderúrgicas de Minas Gerais S.A., there are $8.0 million, of net unrecognized deferred tax assets stemming from temporary differences, and $287.6 million unrecognized deferred tax assets related to tax losses, and $688.4 million of net unrecognized deferred tax assets connected to Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium S.A. as of December 31, 2023, amounted to $2.2 billion and the estimated tax loss for the fiscal year 2024 amounted to $26.7 million, with approximately 92% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2023, amounted to $2.6 billion and the estimated tax result for fiscal year 2024 amounted to $7.8 million, with approximately 98% of the referred tax losses generated before 2017.
(4) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.
Deferred tax assets and liabilities are offset when the entity a) has a legally enforceable right to set off the recognized amounts; and b) intends to settle the tax on a net basis or to realize the asset and settle the liability simultaneously